Financial Obligations and Debt	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Financial Obligations and Debt

Note 13. Financial Obligations and Debt

The Company’s financial obligations consisted of the following:

	June 30,	December 31,
	2026	2025
Software licensing and support agreement (Note 8)	$76,291	$-
Financed insurance premium	2,193	-
Total financial obligations	$78,484	$-
Less: current portion	(19,339)	-
Total long-term financial obligations, net	$59,145	$-

The Company’s indebtedness consisted of the following:

	June 30,	December 31,
	2026	2025
Bridge loan	$-	$4,836
Related party loan (Note 14)	-	1,430
Total debt	$-	$6,266
Less: current portion	-	(242)
Total long-term debt, net	$-	$6,024

The carrying value of the Company’s long-term debt, net approximates its fair value.

Letter of Credit

On May 6, 2026, the Company entered into a letter of credit agreement with a lender to support its obligations under a data center lease. Pursuant to the agreement, the Company is required to maintain an irrevocable standby letter of credit of approximately $12,960 as security for its payment and performance obligations under the lease. The required letter of credit amount was determined based on six months of the initial annual base rent under the lease. The beneficiary may draw upon the letter of credit upon the occurrence of certain events of default under the lease agreement. As of June 30, 2026, no amounts had been drawn under the letter of credit.

In connection with the letter of credit, cash collateral is required to be maintained in a restricted account. As of June 30, 2026, the Company had $13,002 recorded, which satisfies the minimum required security deposit, as restricted cash on its interim condensed consolidated balance sheet related to the letter of credit.

Insurance Premium Financing Agreement

On June 26, 2026, the Company entered into a premium financing agreement with a financial institution to finance certain insurance premiums. Under the agreement, the Company financed insurance premiums of $2,179, which are payable in nine monthly installments through February 2027 and bear interest at an annual rate of 7.99%. The financing arrangement is secured by certain rights to unearned insurance premiums associated with the underlying insurance policies. The financed premiums are recorded within prepaid assets in the interim condensed consolidated balance sheet and are amortized to insurance expense in the interim condensed consolidated statement of operations over the coverage period, while amounts due under the financing arrangement are recorded within financial obligations in the interim condensed consolidated balance sheet.

Bridge Loan

On August 11, 2025, the Company entered into a bridge loan agreement providing for an initial borrowing of $5,000, with up to an additional $20,000 available at the lender’s discretion (the “August 2025 Bridge Loan”). On February 27, 2026, the Company entered into an amendment and waiver agreement pursuant to which the Company obtained additional short-term bridge loans totaling $11,000 (the “February 2026 Bridge Loans”).

The August 2025 Bridge Loan accrued interest at the prime rate plus 4.50%, subject to a prime rate floor of 7.5%, and was secured by substantially all of the Company’s assets. The February 2026 Bridge Loans were issued at a discount and matured upon the earlier of April 28, 2026 or the consummation of a permitted SPAC acquisition.

In connection with the consummation of the Business Combination on May 8, 2026 (see Note 2 – Business Combination), the Company repaid all outstanding amounts under the August 2025 Bridge Loan and the February 2026 Bridge Loans and recorded a loss on extinguishment of debt of $1,351 in the interim condensed consolidated statement of operations during the three and six months ended June 30, 2026. As of June 30, 2026, there were no amounts outstanding under these arrangements.

Warrant Agreement

On August 11, 2025, Boost Run Holdings issued a warrant in connection with the August 2025 Bridge Loan Agreement. On August 28, 2025, the warrant was cancelled pursuant to a Warrant Cancellation Agreement, and the holder received 128 Class C Units of Boost Run Holdings. Upon consummation of the Business Combination on May 8, 2026, the outstanding Class C Units were cancelled and converted into the right to receive shares of the Company’s Class A Common Stock in accordance with the Business Combination Agreement.

As of June 30, 2026, future aggregate maturities of the Software Licensing and Support Agreement and the Financed Insurance Premium payable were as follows:

	Financial Obligations	Debt
Remaining six months of 2026	$21,752	$-
2027	20,500	-
2028	20,000	-
2029	20,000	-
2030	20,000	-
Thereafter	-	-
Total undiscounted payments	$102,252	$-
Less: unamortized discount	(23,768)	-
Total financial obligations	$78,484	$-

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Financial Obligations and Debt

Note 9. Debt

Bridge Loan

On August 11, 2025, the Company entered into a bridge loan agreement (the “August 2025 Bridge Loan Agreement”) providing for an initial draw of $5,000, with up to an additional $20,000 available at the lender’s discretion. The loan bears interest at the prime rate plus 4.50%, with interest-only payments for the first 12 months, followed by monthly amortization of 1.25% of the principal. The Company incurred a total debt discount of $142 and issuance costs of $46 at issuance which are being amortized over the life of the loan, and were $124 and $40 at December 31, 2025, respectively. The carrying amount of the bridge loan at December 31, 2025 was $4,836. The loan matures on August 11, 2028, and is secured by substantially all of the Company’s assets. The agreement includes customary financial covenants. As of December 31, 2025, the bridge loan had an outstanding balance of $5,000. The Company has opted to pay interest due in advance, therefore, there is no accrued interest recorded in the consolidated statements of operations for the year ended December 31, 2025. Interest expense associated with the bridge loan obligation, including amortization of debt issuance costs and discounts, was $262 within the consolidated statements of operations for the year ended December 31, 2025. Although, pursuant to the terms of the bridge loan, delivery of certain required administrative documents did not occur and such omission constituted an event of default under the August 2025 Bridge Loan Agreement, the event of default was subsequently remedied through the Amended August 2025 Bridge Loan Agreement as discussed in Note 16 - Subsequent Events.

Related Party Loan

On November 25, 2025, the Company entered into a subordinated loan agreement with its CEO, Andrew Karos, under which the Company borrowed $1,430 (the “Related Party Loan”). The loan bears interest at 4.33% per annum and is subordinated to the Company’s obligations under its Bridge Loan. The loan matures on the earlier of August 11, 2028, or 91 days after repayment of the Bridge Loan, with optional prepayment with no penalty. The proceeds of the loan are to be used for equipment and or colocation expenses.

As of December 31, 2025, the outstanding principal balance of the Related Party Loan was $1,430, and accrued, but unpaid interest was $5. Also, see Note 10 - Related Party Agreement.

Warrant Agreement

In connection with the August 2025 Bridge Loan Agreement, on August 11, 2025, the Company issued the August 2025 Warrant (as defined in Note 5 - Fair Value Measurements), entitling the holder to purchase equity interests representing 1.00% of the Company subsidiary’s economic interests on a fully diluted basis, at an aggregate exercise price of $750. The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%.

On August 28, 2025, the Company and the warrant holder entered into a Warrant Cancellation Agreement (the “August 2025 Warrant Cancellation Agreement”), pursuant to which the August 2025 Warrant was cancelled in its entirety. In consideration for the cancellation, the warrant holder received Class C units in Boost Run Holdings, LLC. See Note 11 - Members’ Capital for more details related to the issuance of Class C units. See Fair Value Measurements under Note 2 - Summary of Significant Accounting Policies for the valuation methodology and assumptions used to derive the fair value of the Class C units.

Debt Maturities

The following table reflects the Company’s debt maturities:

2026	$250
2027	750
2028	5,430
2029	-
Thereafter	-
Less: Unamortized debt issuance costs and discount at December 31, 2025	(164)
$6,266